Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%

Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)
(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets and estimated useful lives
Estimated useful life

Technology	Ten (10) years
Backlog	One (1) year

Schedule of fair value for options granted using the black-scholes option-pricing model
	Year ended December 31,
	2019	2018	2017

Dividend yield	0%	0%	0%
Expected volatility	60%	60%	64%-70%
Risk-free interest	2.33%-2.71%	2.15%-2.91%	1.78%-2.28%
Expected life (in years)	4.15-7.00	3.50-4.37	4.50-7.00

Schedule of fair value, assets and liabilities measured on recurring basis
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$1,504,112	$1,504,112
Capital note	-	-	40,000	40,000

Total financial liabilities	-	-	$1,544,112	$1,554,112
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$945,025	$945,025
Capital note	-	-	32,000	32,000

Total financial liabilities	-	-	$977,025	$977,025

Schedule of liabilities measured at fair value on a recurring basis
Level 3

Balance as of January 1, 2017	$1,162,814

Fair value of warrants issued	684,015
Fair value of warrants granted for services	738,091
Changes in Fair value of warrants and capital note	(491,884)

Balance as of December 31, 2017	2,093,036

Fair value of warrants issued	1,044,528
Fair value of warrants granted for services	119,779
Changes in Fair value of warrants and capital note	(2,280,318)

Balance as of December 31, 2018	$977,025

Fair value of warrants issued	600,469
Changes in Fair value of warrants and capital note	(33,382)

Balance as of December 31, 2019	$1,544,112

Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2018
	As previously reported	Adjustments	As adjusted

Changes in restricted cash	$706	$(706)	$-
Net cash used in operating activities	2,591,341	706	2,592,047
Decrease in cash and cash equivalents	(305,357)	(706)	(306,063)
Cash and cash equivalent at the beginning of the year	450,305	15,380	465,685
Cash and cash equivalents at the end of the year	$144,948	$14,674	$159,622
	Year ended December 31, 2017
	As previously reported	Adjustments	As adjusted

Net cash acquired in acquisition of Digiflex	$-	$15,380	$15,380
Increase in cash and cash equivalents	324,083	15,380	339,463
Cash and cash equivalents at the end of the year	$450,305	$15,380	$465,685